Intangible Assets (10-Q)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 4 – INTANGIBLE ASSETS

Intangible assets consisted of the following as of:

	Estimated life	September 30, 2020	December 31, 2019
Website	3 years	$10,799	$-
Accumulated amortization		(600)	-
		$10,199	$-

As of September 30, 2020, estimated future amortization expenses related to intangible assets were as follows:

Intangible Assets
2020	$900
2021	3,600
2022	3,600
2023	2,099
$10,199

The Company had amortization expense of $600, $600, and $0 for the three and nine months ended September 30, 2020 and for the year ended December 31, 2019, respectively.

On January 8, 2020, James Joyce, the Company’s CEO and Craig Roberts, the Company’s COO, assigned to the Company the rights to patent 62/881,740 pertaining to the devices, systems and methods for the broad-spectrum reduction of pro-inflammatory cytokines in blood.